Capital Management	12 Months Ended
Dec. 31, 2020
Regulated Operations [Abstract]
Capital Management	CAPITAL MANAGEMENT
The Company’s objectives with respect to its capital structure are to maintain effective access to capital on a long-term basis at reasonable rates, and to deliver appropriate financial returns. In order to ensure ongoing access to capital, the Company targets to maintain strong credit quality. At December 31, 2020 and 2019, the Company’s capital structure was as follows:

As at December 31 (millions of dollars)	2020	2019
Long-term debt payable within one year	806	653
Short-term notes payable	800	1,143
Less: cash and cash equivalents	(757)	(30)
	849	1,766

Long-term debt	12,726	10,822
Preferred shares	—	418
Common shares	5,678	5,661
Retained earnings	4,838	3,667
Total capital	24,091	22,334
Hydro One Inc. and HOSSM have customary covenants typically associated with long-term debt. Long-term debt and credit facility covenants limit permissible debt to 75% of its total capitalization, limit the ability to sell assets and impose a negative pledge provision, subject to customary exceptions. At December 31, 2020, the Company was in compliance with all financial covenants and limitations associated with the outstanding borrowings and credit facilities.